LONG-TERM INVESTMENTS IN EQUITY INVESTEES - Financial information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial information
Current assets	¥ 18,547,457	¥ 11,613,071
Non-current assets	61,451,041	62,035,557
Current liabilities	7,128,359	9,078,098
Non-current liabilities	45,133,078	40,901,897
Redeemable preferred shares	1,056,663	1,080,656
Non-controlling interests	897,386	129,931
DayOne data center limited
Financial information
Current assets	15,586,968	10,490,288
Non-current assets	40,798,494	18,276,507
Current liabilities	8,946,580	6,741,094
Non-current liabilities	22,448,125	6,497,228
Redeemable preferred shares	22,338,595	13,239,989
Non-controlling interests	¥ 411,670	¥ 311,167